Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods	€ 136,372	€ 69,105	€ 18,516
Sales of services	7,813	2,474	1,161
Total	€ 144,185	€ 71,579	€ 19,677